Operating Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating Expenses
21.	Operating expenses

The nature of the Company’s operating expenses includes the following:

	Years ended December 31,
	2020	2019
	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	1,540	1,705
Consultants fees	167	194
Termination benefits	—	503
Post-employment benefits, including defined contribution plan benefits of $33 in 2020 and $195 in 2019	86	257
Share-based compensation costs	160	784
	1,953	3,443
Other employees compensation:
Salaries and short-term employee benefits	1,004	1,257
Termination benefits	—	—
Post-employment benefits, including defined contribution plan benefits of $9 in 2020 and $25 in 2019	159	78
Share-based compensation costs	(99)	9
	1,064	1,344
Cost of inventory used and services provided	2,186	309
Write down of inventory	131	101
Professional fees	1,969	2,599
Insurance	861	890
Third-party R&D	414	322
Consulting fees	587	144
Restructuring costs	—	507
Contracted sales force	—	—
Travel	66	154
Marketing services	39	18
Laboratory supplies	36	23
Other goods and services	72	137
Leasing costs, net of sublease receipts of $214 in 2019	218	247
Modification of building lease	(219)	—
(Reversal) of write off/ write off of other asset	(139)	169
Depreciation and amortization of property, equipment and intangibles	29	37
Depreciation - right to use assets	203	278
Impairment losses	—	22
Operating foreign exchange (gain) loss	(112)	30
	6,341	5,987
	9,358	10,774

(1) Key management includes the Company’s executive management team and directors.

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.